Cover	May 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2023
Entity File Number	814-00841
Entity Registrant Name	FS Energy and Power Fund
Entity Central Index Key	0001501729
Entity Tax Identification Number	27-6822130
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	(215)
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	None